Class A Shares [Member] Average Annual Total Returns - Class A Shares		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.17%
Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.32%	(0.99%)	1.36%
60% MSCI World Index/40% Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.10%	6.89%	8.00%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		13.54%	5.02%	5.52%

[1]
The information for the Bloomberg U.S. Treasury Index and for the composite index is presented to show how the Portfolio’s performance compares with the returns of indices of securities similar to those in which the Portfolio invests.